Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Total property plant and equipment, at cost	$ 11,664,975	$ 12,205,348
Less: accumulated depreciation	(3,857,930)	(3,414,795)
Property, plant and equipment, net	7,807,045	8,790,553
Buildings [Member]
Total property plant and equipment, at cost	9,273,325	9,481,048
Machinery [Member]
Total property plant and equipment, at cost	2,150,738	2,471,925
Furniture, fixture and electronic equipment [Member]
Total property plant and equipment, at cost	172,552	179,173
Vehicles [Member]
Total property plant and equipment, at cost	$ 68,360	$ 73,202